Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LHA Market State™ Tactical Beta ETF | LHA Market State™ Tactical Beta ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.26%	18.37%	16.73%	(22.09%)	22.25%
LHA Market State™ Tactical Q ETF | LHA Market State™ Tactical Q ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.20%	19.54%	42.82%
LHA Risk-Managed Income ETF | LHA Risk-Managed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.34%	7.04%